Principal accounting policies - Lease accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Lease liabilities	$ 3,328
ROU assets	$ 3,421	$ 1,656
ASC 842
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Lease liabilities			$ 2,634
ROU assets			$ 2,634